Federated Hermes Trust for U S Treasury Obligations Average Annual Total Returns - Service Shares [Member] - SS	12 Months Ended	18 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	4.86%	4.92%
Performance Inception Date		Jul. 03, 2023